NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Minority Interest [Table Text Block]
Non-controlling interest consists of the following:

	December 31,
	2015	2014
	US$	US$
		(Restated)
Paid-in capital	713,787	713,787
Retained earnings (accumulated deficit)	(112,365)	26,840
Accumulated other comprehensive income	266,404	316,869
	867,826	1,057,496